Share capital (Details)	6 Months Ended
	Dec. 31, 2020 GBP (£) Vote item shares	Jun. 30, 2020 GBP (£) shares	Dec. 31, 2019 GBP (£) shares
Ordinary shares
Balance at the beginning | £	£ 53,000	£ 53,000
Balance at the end | £	£ 53,000	53,000	£ 53,000
Number of class of ordinary shares | item	2
Number of class A shares to which one B share is convertible | shares	1
Proportion of votes required for special resolutions	66.67%
Treasury shares | £	£ 21,305,000	£ 21,305,000
Ordinary shares
Number of shares
Balance at the beginning (in shares) | shares	164,622,000	164,573,000	164,571,000
Employee share-based compensation awards - issue of shares (in shares) | shares	0	49,000	2,000
Balance at the end (in shares) | shares	164,622,000	164,622,000	164,573,000
Ordinary shares
Balance at the beginning | £	£ 53,000	£ 53,000	£ 53,000
Employee share-based compensation awards - issue of shares | £	0	0	0
Balance at the end | £	£ 53,000	£ 53,000	£ 53,000
Class A ordinary shares
Ordinary shares
Number of voting right per share | Vote	1
Number of shares issued | shares	40,622,089
Number of shares purchased and held in treasury | shares	1,682,896
Treasury shares | £	£ 21,305,000
Class B ordinary shares
Ordinary shares
Number of voting right per share | Vote	10
Percentage of ordinary shares outstanding below which Class B shares will convert to Class A	10.00%
Percentage of voting power of shareholders	67.00%
Number of shares issued | shares	124,000,000